UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	06/30/2009

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Institutional Reserves Funds

SEMIANNUAL REPORT June 30, 2009

Dreyfus Institutional Reserves Money Fund

Dreyfus Institutional Reserves Treasury Fund

Dreyfus Institutional Reserves Treasury Prime Fund

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds
A Letter from the Chairman and CEO	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

  Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Institutional Reserves Funds, covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that punished the financial markets beginning in 2008 appear to have eased somewhat as of mid-year 2009. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows early in 2009, equities and higher-yielding bonds have generally staged impressive rallies.Yet, the Federal Reserve Board has steadfastly maintained a highly accommodative monetary policy, keeping its target for short-term interest rates at close to 0.00%. Consequently, money market yields have declined to record lows.

Although recent developments in the financial markets give us reasons for optimism, we remain cautious due to the speed and magnitude of the markets’ rebound. Indeed, the markets’ advance was led mainly by lower-quality securities when investors developed renewed appetites for risk.We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the markets lower. In uncertain markets such as these, even the most seasoned investors can benefit from professional counsel.To determine how both your long-term investments and current liquid assets should be allocated for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the funds performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF

FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, the three Dreyfus Institutional Reserves Funds listed below produced the following annualized yields and annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.90	0.90
Hamilton Shares	0.85	0.85
Premier Shares	0.60	0.60
Classic Shares	0.36	0.36
Agency Shares	0.75	0.75
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.08	0.08
Hamilton Shares	0.04	0.04
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.01	0.01
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.06	0.06
Hamilton Shares	0.02	0.02
Premier Shares	0.00	0.00
Agency Shares	0.01	0.01

Money Market Yields Reached Historical Lows

The reporting period began in the midst of the longest and most severe recession since the 1930s, which was exacerbated by an ongoing banking crisis in which major financial institutions found themselves unable to obtain short-term funding due to massive investment losses.The Federal Reserve Board (the “Fed”) attempted to restore stability by pumping enormous amounts of liquidity into the banking system, and it created the

Term Asset-Backed Securities Loan Facility (“TALF”) to support lending activity among banks. The Fed also eased monetary policy aggressively, driving its target for the overnight federal funds rate to an unprecedented low of 0.00% to 0.25% in December. As short-term interest rates declined to nearly 0.00%, so did yields of money market instruments.

In addition to the Fed’s actions, the U.S. Department of the Treasury responded with a number of its own remedial measures in 2008, including the Troubled Assets Relief Program (“TARP”) and the Temporary Guarantee Program for Money Market Funds (the “Program”). The Program was designed to promote liquidity in the commercial paper market after one venerable prime money market fund suffered losses that caused its share price to fall below one dollar. Effective May 1, 2009, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Funds’ participation in the Program expired. However, Dreyfus Institutional Reserves Money Fund will continue to participate in the Program through September 18, 2009.

When 2009 began, the economic downturn continued to gain momentum as job losses mounted and consumer confidence plunged. In January, it was announced that the median sales price of single-family homes had fallen 12% in December compared to one year earlier. The U.S. economy lost more than 650,000 jobs per month in February and March. Meanwhile, the Conference Board’s Consumer Confidence Index reached the lowest level since its inception in 1967. In an effort to stimulate the economy, the U.S. government passed the $787 billion American Recovery and Reinvestment Act with the goal of retaining and creating jobs, providing budget relief to states and localities, maintaining social programs and offering tax relief to businesses and individuals.

After hitting multi-year lows in early March, the U.S. stock market and corporate bond market staged impressive rebounds through the reporting period’s end. Despite an estimated –6.1% annualized GDP growth rate over the first quarter of 2009, the markets were buoyed by signs that the economic downturn might be decelerating, including lower-than-expected numbers of jobless claims in April and May and a modest increase in retail sales. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets. However, the unemployment rate climbed steadily.

The U.S. economy continued to send mixed signals in June. For example, the National Association of Realtors announced that existing home sales rose 2.4% and the average sale price increased almost 4% in May, but the absolute number of sales and the average sale price remained 15% and 20% below their peaks, respectively. Similarly, the Institute for Supply Management said that its manufacturing index had posted a month-over-month gain in June, but it continued to indicate recessionary conditions among U.S. manufacturers. Perhaps most significant, the U.S. economy lost an additional 467,000 jobs in June, and the unemployment rate rose to 9.5%, its highest level in 26 years.

Focus on Quality and Liquidity

As credit conditions stabilized, we maintained the funds’ weighted average maturities in ranges that were roughly in line with industry averages. However, it is worth noting that the industry’s average weighted maturity has been significantly shorter than historical averages as most money market funds remain on a relatively defensive footing.

Indeed, despite the recent signs of potential economic improvement, we remain concerned regarding liquidity conditions. In addition, the Fed again indicated at its June 2009 meeting that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” Therefore, until we see more convincing evidence that the Fed is prepared to raise interest rates, we currently intend to maintain the funds’ focus on credit quality and liquidity.

July 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the Dreyfus Institutional Reserves Treasury Fund’s annualized yields for its Agency shares, Classic shares, Hamilton shares and Premier shares would have been -0.06%, -0.46%, 0.03% and -0.22%,
respectively.The fund’s annualized effective yields would have been -0.06%,
-0.46%, 0.03% and -0.22%, respectively. Had these expenses not been absorbed, the Dreyfus Institutional Reserves Treasury Prime Fund’s
annualized yields for its Agency shares and Premier shares would have been
-0.07% and -0.24%, respectively.The fund’s annualized effective yields would have been -0.07% and -0.24%, respectively.

The Funds 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .84	$ 1.09	$ 1.59	$ 2.33	$ 3.57
Ending value (after expenses)	$1,004.50	$1,004.20	$1,003.70	$1,003.00	$1,001.80
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .84	$ 1.04	$ 1.29	$ 1.24	$ 1.29
Ending value (after expenses)	$1,000.40	$1,000.20	$1,000.00	$1,000.00	$1,000.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .84	$ 1.04	$ 1.14	$ 1.09	—
Ending value (after expenses)	$1,000.30	$1,000.10	$1,000.00	$1,000.00	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund’s annualized expense ratio of .17% for Institutional Shares, .22% for Hamilton Shares, .32% for Agency Shares,
.47% for Premier Shares and .72% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund’s annualized expense ratio of .17% for Institutional Shares, .21% for Hamilton
Shares, .26% for Agency Shares, .25% for Premier Shares and .26% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund’s annualized expense ratio of .17% for
Institutional Shares, .21% for Hamilton Shares, .23% for Agency Shares and .22% for Premier Shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$ .85	$ 1.10	$ 1.61	$ 2.36	$ 3.61
Ending value (after expenses)	$1,023.95	$1,023.70	$1,023.21	$1,022.46	$1,021.22
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$ .85	$ 1.05	$ 1.30	$ 1.25	$ 1.30
Ending value (after expenses)	$1,023.95	$1,023.75	$1,023.51	$1,023.55	$1,023.51
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$ .85	$ 1.05	$ 1.15	$ 1.10	—
Ending value (after expenses)	$1,023.95	$1,023.75	$1,023.65	$1,023.70	—

† Expenses are equal to the Dreyfus Institutional Reserves Money Fund's annualized expense ratio of .17% for Institutional Shares, .22% for Hamilton Shares, .32% for Agency Shares,
.47% for Premier Shares and .72% for Classic Shares, Dreyfus Institutional Reserves Treasury Fund's annualized expense ratio of .17% for Institutional Shares, .21% for Hamilton
Shares, .26% for Agency Shares, .25% for Premier Shares and .26% for Classic Shares and Dreyfus Institutional Reserves Treasury Prime Fund's annualized expense ratio of .17% for
Institutional Shares, .21% for Hamilton Shares, .23% for Agency Shares and .22% for Premier Shares, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

The Funds 7

STATEMENT OF INVESTMENTS June 30, 2009 (Unaudited)

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)	Value ($)
Negotiable Bank Certificates of Deposit—53.2%
Allied Irish Banks (Yankee)
2.00%, 7/8/09	100,000,000	100,000,387
Bank of America N.A.
0.71%, 12/21/09—12/22/09	450,000,000	450,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.65%—0.90%, 7/31/09—8/13/09	400,000,000	400,000,000
Barclays Bank PLC (Yankee)
0.60%—0.76%, 9/18/09—9/28/09	300,000,000	300,000,000
Calyon (Yankee)
0.55%—0.95%, 7/2/09—10/9/09	500,000,000	500,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.85%, 7/7/09	75,000,000	75,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.88%—1.15%, 7/1/09—8/11/09	500,000,000	500,000,000
Credit Industriel et Commercial (Yankee)
0.60%—1.00%, 7/28/09—8/12/09	300,000,000	300,001,496
Credit Suisse (Yankee)
1.42%, 7/9/09	150,000,000	150,000,000
DZ Bank AG (Yankee)
0.42%, 9/9/09	100,000,000	100,000,000
Fortis Bank (Yankee)
1.10%, 8/7/09	500,000,000	500,000,000
Lloyds TSB Bank PLC (Yankee)
1.06%—1.08%, 7/15/09	425,000,000	425,000,000
Natixis (Yankee)
1.45%—1.50%, 7/1/09—7/6/09	500,000,000	500,000,000
Royal Bank of Scotland PLC (Yankee)
1.25%—1.35%, 7/7/09—7/16/09	500,000,000	500,000,000
Societe Generale (Yankee)
0.50%, 8/19/09	300,000,000	300,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.44%—0.92%, 7/15/09—9/8/09	400,000,000	400,000,000
UBS AG (Yankee)
0.72%, 9/10/09	400,000,000	400,000,000
UniCredito Italiano SpA (Yankee)
0.45%, 7/10/09	400,000,000	400,000,000
Total Negotiable Bank Certificates of Deposit
(cost $6,300,001,883)		6,300,001,883

Commercial Paper—27.5%
Abbey National North America LLC
0.20%, 7/1/09	400,000,000	400,000,000
ASB Bank Ltd.
0.44%, 9/25/09	100,000,000 [a]	99,894,889
Atlantis One Funding Corp.
0.19%, 7/1/09	400,000,000 [a]	400,000,000
Barclays U.S. Funding Corp.
0.18%, 7/1/09	100,000,000	100,000,000

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Commercial Paper (continued)
Cancara Asset Securitisation Ltd.
0.90%, 7/15/09	200,000,000 [a]	199,930,000
CHARTA LLC
0.27%, 7/6/09	100,000,000 [a]	99,996,250
Danske Corp., Inc.
0.40%, 8/28/09	200,000,000 [a]	199,871,111
Gemini Securitization Corp., LLC
0.13%, 7/1/09	250,000,000 [a]	250,000,000
General Electric Capital Corp.
0.20%, 7/1/09	200,000,000	200,000,000
General Electric Capital Services Inc.
0.35%, 9/2/09	130,000,000	129,920,375
ING (US) Funding LLC
0.40%—0.60%, 8/3/09—8/31/09	550,000,000	549,678,333
Lloyds TSB Bank PLC
1.11%, 7/7/09	100,000,000	99,981,500
Mont Blanc Capital Corp.
0.45%, 8/13/09	85,000,000 [a]	84,954,313
Societe Generale N.A. Inc.
0.75%, 9/4/09	200,000,000	199,729,167
Surrey Funding Corp.
0.45%, 8/14/09	130,000,000 [a]	129,928,500
UBS Finance Delaware LLC
0.16%, 7/1/09	100,000,000	100,000,000
Total Commercial Paper
(cost $3,243,884,438)		3,243,884,438

Corporate Note—.8%
Bank of America Corp.
0.44%, 7/1/09
(cost $100,000,000)	100,000,000	100,000,000

U.S. Government Agencies—6.0%
Federal Home Loan Bank
0.01%—0.65%, 7/1/09—9/10/09	404,000,000 [b]	404,000,000
Federal Home Loan Mortgage Corp.
1.10%, 7/17/09	300,000,000 [b,c]	300,000,000
Total U.S. Government Agencies
(cost $704,000,000)		704,000,000

Time Deposits—7.6%
Branch Banking & Trust Co. (Grand Cayman)
0.09%, 7/1/09	400,000,000	400,000,000
KBC Bank N.V. (Grand Cayman)
0.13%, 7/1/09	500,000,000	500,000,000
Total Time Deposits
(cost $900,000,000)		900,000,000

The Funds 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Repurchase Agreement—4.7%
Barclays Financial LLC
0.02%, dated 6/30/09, due 7/1/09 in the amount of
$551,000,306 (fully collateralized by $483,474,900
Treasury Inflation Protected Securities, 0.875%-4.25%,
due 1/15/10-4/15/10, value $562,020,010)
(cost $551,000,000)	551,000,000	551,000,000

Total Investments (cost $11,798,886,321)	99.8%	11,798,886,321
Cash and Receivables (Net)	.2%	18,295,865
Net Assets	100.0%	11,817,182,186

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $1,464,575,063 or 12.4% of net assets.
b Variable rate security—interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	77.6	Finance	2.8
U.S. Government Agencies	6.0	Foreign/Governmental	2.5
Asset-Backed/Multi-Seller Programs	5.4	Asset-Backed/Certificates-Other	.8
Repurchase Agreement	4.7		99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—46.4%
7/2/09	0.23	100,000,000	99,999,361
7/30/09	0.32	400,000,000	399,896,889
11/5/09	0.32	100,000,000	99,887,111
11/19/09	0.30	200,000,000	199,765,000
12/3/09	0.25	300,000,000	299,683,541
12/10/09	0.32	200,000,000	199,712,000
12/17/09	0.32	100,000,000	99,849,778
12/24/09	0.34	100,000,000	99,833,778
Total U.S. Treasury Bills
(cost $1,498,627,458)			1,498,627,458

Repurchase Agreements—54.9%
Barclays Financial LLC
dated 6/30/09, due 7/1/09 in the amount of $48,000,013
(fully collateralized by $98,859,304 U.S. Treasury Strips,
due 2/15/10-2/15/38, value $48,960,000)	0.01	48,000,000	48,000,000
BNP Paribas
dated 6/30/09, due 7/1/09 in the amount of
$700,000,194 (fully collateralized by $211,008,600
U.S. Treasury Bills, due 8/13/09-1/14/10, value
$210,753,828, $73,931,000 U.S. Treasury Bonds,
6.13%-6.88%, due 8/15/25-8/15/29, value $96,415,278
and $389,267,500 U.S. Treasury Notes, 1.75%-5.75%,
due 2/28/10-8/15/17, value $406,830,971)	0.01	700,000,000	700,000,000
Citigroup Global Markets Holdings Inc.
dated 6/30/09, due 7/1/09 in the amount of
$375,000,104 (fully collateralized by $14,899,900
Treasury Inflation Protected Securities, 3%, due
7/15/12, value $18,910,522, $104,244,400 U.S.
Treasury Bonds, 5.25%-8.88%, due 8/15/17-11/15/28,
value $143,081,267 and $221,807,900 U.S. Treasury
Notes, 0.88%-2.25%, due 4/30/11-5/31/14,
value $220,508,228)	0.01	375,000,000	375,000,000
Deutsche Bank Securities
dated 6/30/09, due 7/1/09 in the amount of
$100,000,028 (fully collateralized by $5,974,000
U.S. Treasury Notes, 4.38%, due 8/15/12,
value $6,567,132 and $164,699,100
U.S. Treasury Strips, due 5/15/13-8/15/30,
value $95,432,916)	0.01	100,000,000	100,000,000

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)		Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Mizuho Securities USA
dated 6/30/09, due 7/1/09 in the amount
of $550,000,153 (fully collateralized by
$561,679,600 U.S. Treasury Notes, 0.88%-2.75%,
due 1/31/11-4/30/14, value $561,000,031)		0.01	550,000,000	550,000,000
Total Repurchase Agreements
(cost $1,773,000,000)				1,773,000,000

Total Investments (cost $3,271,627,458)			101.3%	3,271,627,458
Liabilities, Less Cash and Receivables			(1.3%)	(43,566,368)
Net Assets			100.0%	3,228,061,090

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Repurchase Agreements	54.9	U.S. Treasury Bills		46.4
				101.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund		Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—99.9%
7/2/09		0.14	29,000,000	28,999,887
7/9/09		0.19	50,000,000	49,997,889
7/16/09		0.10	20,000,000	19,999,167
7/23/09		0.15	111,000,000	110,989,917
7/30/09		0.13	178,000,000	177,980,868
8/6/09		0.12	235,200,000	235,171,808
8/13/09		0.12	223,300,000	223,268,034
8/20/09		0.14	154,000,000	153,970,055
9/10/09		0.18	125,000,000	124,955,625
10/29/09		0.29	45,000,000	44,956,500
11/5/09		0.31	25,000,000	24,973,101
11/27/09		0.31	30,000,000	29,961,508
Total Investments (cost $1,225,224,359)			99.9%	1,225,224,359
Cash and Receivables (Net)			.1%	616,122
Net Assets			100.0%	1,225,840,481

Portfolio Summary (Unaudited)†
	Value (%)
U.S. Treasury Bills	99.9

† Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Assets ($):
Investments at value—Note 1(a,b)†	11,798,886,321[a]	3,271,627,458[a]	1,225,224,359
Cash	32,932,257	3,450,249	757,225
Interest receivable	11,934,392	492	—
Prepaid expenses	821,968	—	—
	11,844,574,938	3,275,078,199	1,225,981,584
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)	2,366,986	592,884	141,103
Payable for shares of Beneficial Interest redeemed	25,025,766	46,424,225	—
	27,392,752	47,017,109	141,103
Net Assets ($)	11,817,182,186	3,228,061,090	1,225,840,481
Composition of Net Assets ($):
Paid-in capital	11,818,905,580	3,228,548,031	1,225,859,045
Accumulated net realized gain (loss) on investments	(1,723,394)	(486,941)	(18,564)
Net Assets ($)	11,817,182,186	3,228,061,090	1,225,840,481
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	3,314,584,386	402,647,468	681,803,829
Shares Outstanding	3,315,093,663	402,690,787	681,816,444
Net Asset Value Per Share ($)	1.00	1.00	1.00
Hamilton Shares
Net Assets ($)	5,932,544,869	815,224,719	12,034,547
Shares Outstanding	5,933,382,298	815,329,716	12,035,120
Net Asset Value Per Share ($)	1.00	1.00	1.00
Agency Shares
Net Assets ($)	70,498,673	5,002,626	6,250
Shares Outstanding	70,508,531	5,003,194	6,250
Net Asset Value Per Share ($)	1.00	1.00	1.00
Premier Shares
Net Assets ($)	1,757,351,324	1,588,004,801	531,995,855
Shares Outstanding	1,757,602,522	1,588,170,005	532,001,231
Net Asset Value Per Share ($)	1.00	1.00	1.00
Classic Shares
Net Assets ($)	742,202,934	417,181,476	—
Shares Outstanding	742,316,824	417,231,042	—
Net Asset Value Per Share ($)	1.00	1.00	—
† Investments at cost ($)	11,798,886,321	3,271,627,458	1,225,224,359

a Amount includes repurchase agreements of $551,000,000 and $1,773,000,000 for Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund,
respectively. See Note 1(b).
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Investment Income ($):
Interest Income	59,235,681	4,035,113	1,319,282
Expenses:
Management fee—Note 2(a)	7,779,374	2,221,933	917,110
Distribution fees—Note 2(b)	6,057,128	3,973,005	476,537
Treasury insurance expenses—Note 1(f)	1,919,143	440,953	61,296
Total Expenses	15,755,645	6,635,891	1,454,943
Less—reduction in expenses
due to undertaking—Note 2(a)	(1,905)	(2,873,379)	(385,270)
Net Expenses	15,753,740	3,762,512	1,069,673
Investment Income—Net	43,481,941	272,601	249,609
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	82,499	6,681	2,010
Net Increase in Net Assets Resulting from Operations	43,564,440	279,282	251,619

See notes to financial statements.

The Funds 15

STATEMENTS OF CHANGES IN ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Six Months Ended	Year Ended
	June 30, 2009	December 31,
	(Unaudited)	2008[a]
Operations ($):
Investment income—net	43,481,941	322,516,934
Net realized gain (loss) on investments	82,499	346,292
Net Increase (Decrease) in Net Assets Resulting from Operations	43,564,440	322,863,226
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(15,511,557)	(107,851,303)
Hamilton Shares	(20,979,444)	(134,029,094)
Agency Shares	(234,793)	(5,325,642)
Premier Shares	(5,586,591)	(54,507,249)
Classic Shares	(1,258,547)	(20,803,971)
Total Dividends	(43,570,932)	(322,517,259)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	6,679,160,480	19,166,358,470
Hamilton Shares	13,208,749,830	19,364,772,507
Agency Shares	94,899,628	993,083,614
Premier Shares	2,554,666,993	4,659,555,491
Classic Shares	2,267,704,599	6,250,781,496
Dividends reinvested:
Institutional Shares	141,687	641,557
Hamilton Shares	5,104,789	22,027,552
Agency Shares	142	74,178
Premier Shares	230,811	1,900,845
Classic Shares	1,209,838	19,023,663
Cost of shares redeemed:
Institutional Shares	(6,878,479,177)	(19,153,235,765)
Hamilton Shares	(11,319,394,007)	(19,894,566,297)
Agency Shares	(77,814,131)	(1,449,609,974)
Premier Shares	(2,594,533,458)	(5,261,784,186)
Classic Shares	(2,221,302,866)	(6,653,595,847)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,720,345,158	(1,934,572,696)
Total Increase (Decrease) In Net Assets	1,720,338,666	(1,934,226,729)
Net Assets ($):
Beginning of Period	10,096,843,520	12,031,070,249
End of Period	11,817,182,186	10,096,843,520
Undistributed investment income—net	—	88,991

a Represents information for the fund’s predecessor, BNY Hamilton Money Fund through September 12, 2008.
See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008[a]	(Unaudited)	2008[b]
Operations ($):
Investment income—net	272,601	51,198,803	249,609	4,580,650
Net realized gain (loss) on investments	6,681	—	2,010	(3,309)
Net Increase (Decrease) in Net Assets
Resulting from Operations	279,282	51,198,803	251,619	4,577,341
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(91,701)	(3,925,339)	(242,999)	(2,476,439)
Hamilton Shares	(175,506)	(16,438,820)	(3,028)	(174,133)
Agency Shares	(2,645)	(740,085)	—[c]	(9)
Premier Shares	(15,965)	(24,763,726)	(3,582)	(1,913,994)
Classic Shares	(4,901)	(5,348,818)	—	(16,075)
Total Dividends	(290,718)	(51,216,788)	(249,609)	(4,580,650)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	516,515,031	450,742,804	681,082,785	1,176,998,669
Hamilton Shares	2,711,429,748	6,291,246,442	74,815,498	245,913,263
Agency Shares	653,811,883	2,338,478,859	—	6,250
Premier Shares	1,904,408,692	4,584,253,849	865,200,603	1,112,062,136
Classic Shares	963,711,038	1,994,389,305	—	681,382
Dividends reinvested:
Institutional Shares	377	62,525	23,074	1,422,280
Hamilton Shares	15,245	1,668,016	334	62,208
Premier Shares	609	834,197	37	39,473
Classic Shares	4,553	4,636,931	—	16,075
Cost of shares redeemed:
Institutional Shares	(331,083,252)	(603,502,181)	(865,984,651)	(389,409,046)
Hamilton Shares	(2,641,376,948)	(6,852,327,400)	(99,773,100)	(222,789,709)
Agency Shares	(706,010,534)	(2,303,264,144)	(10)	—
Premier Shares	(2,004,479,953)	(5,031,750,861)	(704,592,815)	(843,080,447)
Classic Shares	(1,056,304,035)	(1,931,266,984)	—	(8,851,431)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	10,642,454	(1,055,798,642)	(49,228,245)	1,073,071,103
Total Increase (Decrease) In Net Assets	10,631,018	(1,055,816,627)	(49,226,235)	1,073,067,794
Net Assets ($):
Beginning of Period	3,217,430,072	4,273,246,699	1,275,066,716	201,998,922
End of Period	3,228,061,090	3,217,430,072	1,225,840,481	1,275,066,716
Undistributed investment income—net	—	18,117	—	—

a	Represents information for the fund’s predecessor, BNY Hamilton Treasury Money Fund through September 12, 2008.
b	Represents information for the fund’s predecessor, BNY Hamilton 100% U.S.Treasury Securities Money Fund through September 12, 2008.
c	Amount represents less than $1.
See notes to financial statements.

The Funds 17

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represents the financial highlights of the fund’s predecessor, BNY Hamilton Funds, before the funds commenced operation as of the close of business on September 12, 2008, and represents the performance of the fund’s Institutional, Hamilton,Agency, Premier and Classic shares threafter. Before the funds commenced operation, substantially all of the assets of BNY Hamilton Funds were transferred to the fund’s Institutional, Hamilton, Agency, Premier and Classic shares in a tax-free reorganization.Total return shows how much an investment in the fund’s Institutional, Hamilton, Agency, Premier and Classic shares would have increased (or decreased), assuming all dividends and distributions were reinvested.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment Net Assets
	Value	Net	from Net	Value		Expenses Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average to Average Average			Period
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets ($ x1,000)

Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	.004	(.004)	1.00	.91[a]	.17[a]	.17[a]	.91[a]	3,314,584
Year Ended December 31,
2008	1.00	.028	(.028)	1.00	2.86	.15	.15	2.84	3,513,565
2007	1.00	.052	(.052)	1.00	5.30	.15	.15	5.14	3,500,461
2006	1.00	.049	(.049)	1.00	5.05	.14	.14	5.09	531,689
2005[b]	1.00	.005	(.005)	1.00	.50[c]	.14[a]	.14[a]	4.08[a]	47,288
Hamilton Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	.004	(.004)	1.00	.85[a]	.22[a]	.22[a]	.83[a]	5,932,545
Year Ended December 31,
2008	1.00	.028	(.028)	1.00	2.81	.20	.20	2.87	4,038,235
2007	1.00	.051	(.051)	1.00	5.25	.20	.20	5.13	4,545,664
2006	1.00	.048	(.048)	1.00	5.00	.19	.19	4.89	5,102,680
2005	1.00	.031	(.031)	1.00	3.09	.20	.20	3.11	4,813,508
2004	1.00	.012	(.012)	1.00	1.19	.21	.21	1.19	3,849,873
Agency Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	.004	(.004)	1.00	.75[a]	.32[a]	.32[a]	.75[a]	70,499
Year Ended December 31,
2008	1.00	.027	(.027)	1.00	2.70	.30	.30	3.31	53,413
2007	1.00	.050	(.050)	1.00	5.15	.30	.30	5.20	509,874
2006	1.00	.024	(.024)	1.00	2.43	.29	.29	5.08	59,322
2005[b]	1.00	—[d]	—[d]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
Premier Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	.003	(.003)	1.00	.60[a]	.47[a]	.47[a]	.61[a]	1,757,351
Year Ended December 31,
2008	1.00	.025	(.025)	1.00	2.55	.45	.45	2.60	1,797,040
2007	1.00	.049	(.049)	1.00	4.99	.44	.44	4.89	2,396,847
2006	1.00	.046	(.046)	1.00	4.74	.44	.44	4.68	3,080,742
2005	1.00	.028	(.028)	1.00	2.83	.45	.45	2.79	2,052,334
2004	1.00	.009	(.009)	1.00	.93	.46	.46	.92	2,072,615
Classic Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	.002	(.002)	1.00	.36[a]	.72[a]	.72[a,g]	.34[a]	742,203
Year Ended December 31,
2008	1.00	.023	(.023)	1.00	2.30	.70	.70	2.34	694,590
2007	1.00	.046	(.046)	1.00	4.73	.70	.70	4.63	1,078,224
2006	1.00	.044	(.044)	1.00	4.48	.69	.69	4.41	1,453,589
2005	1.00	.026	(.026)	1.00	2.57	.70	.70	2.59	1,163,077
2004	1.00	.007	(.007)	1.00	.68	.71	.71	.68	1,036,872

a	Annualized.
b	From November 15, 2005 (commencement of initial offering) to December 31, 2005.
c	Not annualized.
[d]	Amount represents less than $.0005 per share.
e	Amount represents less than .01%.
f	Amount represents less than $1,000.
g	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment Net Assets
	Value	Net	from Net	Value		Expenses Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average to Average Average			Period
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets ($ x1,000)

Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	—[a]	—[a]	1.00	.08[b]	.17[b]	.17[b]	.09[b]	402,647
Year Ended December 31,
2008	1.00	.016	(.016)	1.00	1.59	.16	.16	1.60	217,234
2007	1.00	.047	(.047)	1.00	4.83	.15	.15	4.58	369,397
2006	1.00	.048	(.048)	1.00	4.87	.15	.15	4.79	31,683
2005[c]	1.00	.005	(.005)	1.00	.50[d]	.16[b]	.16[b]	3.85[b]	13,999
Hamilton Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	—[a]	—[a]	1.00	.04[b]	.22[b]	.21[b]	.04[b]	815,225
Year Ended December 31,
2008	1.00	.015	(.015)	1.00	1.54	.20	.20	1.57	745,179
2007	1.00	.047	(.047)	1.00	4.78	.20	.20	4.49	1,304,610
2006	1.00	.047	(.047)	1.00	4.82	.20	.20	4.78	712,614
2005	1.00	.029	(.029)	1.00	2.90	.21	.21	2.88	474,418
2004	1.00	.011	(.011)	1.00	1.07	.23	.23	1.12	441,619
Agency Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,e]	.33[b]	.26[b]	.01[b]	5,003
Year Ended December 31,
2008	1.00	.014	(.014)	1.00	1.44	.30	.30	1.57	57,195
2007	1.00	.046	(.046)	1.00	4.67	.30	.30	4.11	21,987
2006	1.00	.007	(.007)	1.00	.72	.30	.30	4.98	1,665
2005[c]	1.00	—[a]	—[a]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
Premier Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,e]	.47[b]	.25[b]	—[b,e]	1,588,005
Year Ended December 31,
2008	1.00	.013	(.013)	1.00	1.30	.45	.44	1.35	1,688,060
2007	1.00	.044	(.044)	1.00	4.52	.45	.45	4.41	2,134,582
2006	1.00	.045	(.045)	1.00	4.56	.45	.45	4.45	1,729,522
2005	1.00	.026	(.026)	1.00	2.64	.46	.46	2.64	1,723,171
2004	1.00	.008	(.008)	1.00	.82	.48	.48	.81	1,472,147
Classic Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,e]	.72[b]	.26[b]	—[b,e]	417,181
Year Ended December 31,
2008	1.00	.011	(.011)	1.00	1.11	.70	.63	1.06	509,762
2007	1.00	.042	(.042)	1.00	4.26	.70	.70	4.15	442,131
2006	1.00	.042	(.042)	1.00	4.30	.70	.70	4.25	471,111
2005	1.00	.024	(.024)	1.00	2.39	.71	.71	2.41	356,438
2004	1.00	.006	(.006)	1.00	.59	.71	.71	.57	297,459

a	Amount represents less than $.0005 per share.
b	Annualized.
c	From November 14, 2005 (commencement of initial offering) to December 31, 2005.
[d]	Not annualized.
e	Amount represents less than .01%.
f	Amount represents less than $1,000.
See notes to financial statements.

The Funds 19

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends Net Asset			Total	Net	Investment Net Assets
	Value	Net	from Net	Value		Expenses Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average to Average Average			Period
	of Period	Income	Income	of Period Return (%) Net Assets Net Assets Net Assets ($ x1,000)

Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	—[a]	—[a]	1.00	.06[b]	.17[b]	.17[b]	.06[b]	681,803
Year Ended December 31,
2008	1.00	.014	(.014)	1.00	1.41	.19	.17	.85	866,681
2007	1.00	.045	(.045)	1.00	4.55	.34	.16	4.36	77,674
2006[c]	1.00	.008	(.008)	1.00	.82[d]	.67[b]	.16[b]	4.91[b]	50,203
Hamilton Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	—[a]	—[a]	1.00	.02[b]	.21[b]	.21[b]	.04[b]	12,035
Year Ended December 31,
2008	1.00	.014	(.014)	1.00	1.37	.25	.21	1.03	36,992
2007	1.00	.033	(.033)	1.00	3.29	.35	.20	3.80	13,806
2006[c]	1.00	—[a]	—[a]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
Agency Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,e]	.31[b]	.23[b]	.01[b]	6
Year Ended December 31,
2008	1.00	.002	(.002)	1.00	.16	.31	.31	.50	6
2007	1.00	—[a]	—[a]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
2006[c]	1.00	—[a]	—[a]	1.00	—[e]	—[e]	—[e]	—[e]	—[f]
Premier Shares
Six Months Ended June 30, 2009 (Unaudited)	1.00	—[a]	—[a]	1.00	—[b,e]	.46[b]	.22[b]	—[b,e]	531,996
Year Ended December 31,
2008	1.00	.011	(.011)	1.00	1.11	.50	.46	.88	371,388
2007	1.00	.041	(.041)	1.00	4.25	.62	.45	3.66	102,368
2006[c]	1.00	—[a]	—[a]	1.00	.04[d]	.98[b]	.45[b]	4.50[b]	291

a	Amount represents less than $.0005 per share.
b	Annualized.
c	From November 1, 2006 (commencement of initial offering) to December 31, 2006.
[d]	Not annualized.
e	Amount represents less than .01%.
f	Amount represents less than $1,000.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional ReservesTreasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. The fund accounts separately for the assets, liabilities and operations of each series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares, Agency shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to rule 12b-1 under the Act.

As of June 30, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 6,250 Agency shares of the Dreyfus Institutional Reserves Treasury Prime Fund.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

Each fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of each fund’s investments.

Each fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1, on the following page, is a summary of the inputs used as of June 30, 2009 in valuing the funds’ investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement

The Funds 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended June 30, 2009, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2, on the following page, summarizes each fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008.

The tax character of distributions for each fund paid to shareholders during the fiscal year ended December 31, 2008, was all ordinary income.The tax character of current year distributions for each fund will be determined at the end of the current fiscal year.

Table 1.

		Investments in Securities
		Level 2—Other
	Level 1—	Significant	Level 3— Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Institutional Reserves Money Fund	—	11,798,886,321	—	11,798,886,321
Dreyfus Institutional Reserves Treasury Fund	—	3,271,627,458	—	3,271,627,458
Dreyfus Institutional Reserves Treasury Prime Fund	—	1,225,224,359	—	1,225,224,359

At June 30, 2009, the cost of investments of each fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

(f) Treasury’s Temporary Guarantee Program: Each fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of each fund held by shareholders as of September 19, 2008 at $1.00 per share if the funds’ net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

For Dreyfus Institutional Reserves Money Fund, the Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

For Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund, the Program which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009.The funds’ participation in the Program has expired effective May 1, 2009. As a result, shareholder assets in the funds that were covered under the Program since September 19, 2008 are no longer covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the funds’ shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the funds without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly.

Table 2.

			Expiring in fiscal:†
	2013	2014	2015	2016	Total
Dreyfus Institutional Reserves Money Fund	490,172	965,090	350,631	—	1,805,893
Dreyfus Institutional Reserves Treasury Fund	166,638	214,708	112,276	—	493,622
Dreyfus Institutional Reserves Treasury Prime Fund	—	—	12,910	7,664	20,574

† If not applied, the carryovers, expire in the above fiscal years.

The Funds 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. Table 3 summarizes the amount each fund was reimbursed pursuant to the undertakings.

Table 3.
Dreyfus Institutional
Reserves Money Fund	$ 1,905
Dreyfus Institutional
Reserves Treasury Fund	2,873,379
Dreyfus Institutional
Reserves Treasury Prime Fund	385,270

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, until September 30, 2010, so that the direct expenses of Institutional shares, Hamilton shares, Agency shares, Premier shares and Classic shares (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .14%, .19%, .29%, .44%, and .69%, respectively.

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the Dreyfus Institutional

Reserves Treasury Prime Fund, until September 30, 2010, so that the direct expenses of the Institutional shares, Hamilton shares, Agency shares and Premier shares (excluding taxes, interest, brokerage commissions and extraordinary expenses) do not exceed .16%, .20%, .30% and .45%, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Hamilton shares, Agency shares, Premier shares and Classic shares of each fund pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% for Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional ReservesTreasury Fund, respectively, of the value of each class’ average daily net assets.The Plan provides for payments to be made at annual rates of .04%, .14% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton, Agency and Premier shares’ average daily net assets, respectively. The fees payable under the Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Plan during the period ended June 30, 2009.

Table 4.

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	1,267,195	46,995	2,744,647	1,998,291
Dreyfus Institutional Reserves Treasury Fund	214,063	37,124	2,320,950	1,400,868
Dreyfus Institutional Reserves Treasury Prime Fund	3,468	4	473,065	—

Table 5 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Currently, Board members fees are borne by the Manager as to each fund pursuant to the undertaking in effect.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Table 5.

	Management	Distribution
	Fees ($)	Fees ($)
Dreyfus Institutional Reserves Money Fund	1,347,369	1,019,617
Dreyfus Institutional Reserves Treasury Fund	—	592,884
Dreyfus Institutional Reserves Treasury Prime Fund	59,953	81,150

The Funds 25

NOTES

For More Information

Dreyfus Institutional Reserves Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Hamilton	Agency	Premier	Classic
Dreyfus Institutional Reserves Money Fund	DSVXX	DSHXX	DRGXX	DERXX	DLSXX
Dreyfus Institutional Reserves Treasury Fund	DNSXX	DHLXX	DGYXX	DRRXX	DSSXX
Dreyfus Institutional Reserves Treasury Prime Fund	DUPXX	DHMXX	DANXX	DMEXX	

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2009, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

IRFSA0609

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)